Property, Plant and Equipment - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 60.0	$ 65.2
Restricted asset value of property, plant and equipment	2.1	2.3
Asset impairments	16.9	14.3
USA and Europe Fibre Cement [Member]
Property, Plant and Equipment [Line Items]
Asset impairments	16.9	14.3
USA and Europe Fibre Cement [Member] | Buildings, land and manufacturing equipment [Member]
Property, Plant and Equipment [Line Items]
Asset impairments	4.4
USA and Europe Fibre Cement [Member] | Redundant And Manufacturing Equipment [Member]
Property, Plant and Equipment [Line Items]
Asset impairments	12.5
USA and Europe Fibre Cement [Member] | Redundant equipment [Member]
Property, Plant and Equipment [Line Items]
Asset impairments	2.8
USA and Europe Fibre Cement [Member] | Manufacturing equipment [Member]
Property, Plant and Equipment [Line Items]
Asset impairments	$ 9.7